Intangible Assets and Goodwill, Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Intangible Assets [Abstract]
Beginning balance	$ 29,866
Additions	2,082	$ 3,138
Business combinations (note 3)		27,528
Disposal	(542)	(2,534)
Foreign currency translation adjustment	(2,858)	(2,518)
Ending balance	21,654	29,866
Cost [Member]
Intangible Assets [Abstract]
Beginning balance	52,097	26,483
Ending balance	50,779	52,097
Accumulated Amortization [Member]
Intangible Assets [Abstract]
Beginning balance	22,231	15,300
Amortization	9,012	10,327
Disposal	(238)	(2,507)
Foreign currency translation adjustment	(1,880)	(889)
Ending balance	29,125	22,231
Core Technology [Member]
Intangible Assets [Abstract]
Beginning balance	18,448
Additions	363	89
Business combinations (note 3)		16,555
Disposal	(27)	(60)
Foreign currency translation adjustment	(1,955)	(1,419)
Ending balance	$ 13,002	18,448
Remaining amortization period, end of period	4 years
Core Technology [Member] | Cost [Member]
Intangible Assets [Abstract]
Beginning balance	$ 28,058	12,893
Ending balance	26,439	28,058
Core Technology [Member] | Accumulated Amortization [Member]
Intangible Assets [Abstract]
Beginning balance	9,610	5,130
Amortization	4,926	4,878
Disposal	(19)	(45)
Foreign currency translation adjustment	(1,080)	(353)
Ending balance	13,437	9,610
Customer Relationships [Member]
Intangible Assets [Abstract]
Beginning balance	6,358
Additions	0	0
Business combinations (note 3)		9,192
Disposal	0	0
Foreign currency translation adjustment	(618)	(590)
Ending balance	$ 3,792	6,358
Remaining amortization period, end of period	2 years
Customer Relationships [Member] | Cost [Member]
Intangible Assets [Abstract]
Beginning balance	$ 10,291	1,689
Ending balance	9,673	10,291
Customer Relationships [Member] | Accumulated Amortization [Member]
Intangible Assets [Abstract]
Beginning balance	3,933	169
Amortization	2,372	3,949
Disposal	0	0
Foreign currency translation adjustment	(424)	(185)
Ending balance	5,881	3,933
In-process Research and Development [Member]
Intangible Assets [Abstract]
Beginning balance	292
Additions	0	0
Business combinations (note 3)		305
Disposal	(293)	0
Foreign currency translation adjustment	1	(13)
Ending balance	$ 0	292
Remaining amortization period, end of period	0 years
In-process Research and Development [Member] | Cost [Member]
Intangible Assets [Abstract]
Beginning balance	$ 292	0
Ending balance	0	292
In-process Research and Development [Member] | Accumulated Amortization [Member]
Intangible Assets [Abstract]
Beginning balance	0	0
Amortization	0	0
Disposal	0	0
Foreign currency translation adjustment	0	0
Ending balance	0	0
Brand Name [Member]
Intangible Assets [Abstract]
Beginning balance	284
Additions	0	0
Business combinations (note 3)		846
Disposal	0	0
Foreign currency translation adjustment	(46)	(50)
Ending balance	$ 0	284
Remaining amortization period, end of period	0 years
Brand Name [Member] | Cost [Member]
Intangible Assets [Abstract]
Beginning balance	$ 796	0
Ending balance	750	796
Brand Name [Member] | Accumulated Amortization [Member]
Intangible Assets [Abstract]
Beginning balance	512	0
Amortization	284	519
Disposal	0	0
Foreign currency translation adjustment	(46)	(7)
Ending balance	750	512
Software [Member]
Intangible Assets [Abstract]
Beginning balance	4,484
Additions	1,719	3,049
Business combinations (note 3)		630
Disposal	(222)	(2,474)
Foreign currency translation adjustment	(240)	(446)
Ending balance	$ 4,860	4,484
Remaining amortization period, end of period	3 years
Software [Member] | Cost [Member]
Intangible Assets [Abstract]
Beginning balance	$ 12,660	11,901
Ending balance	13,917	12,660
Software [Member] | Accumulated Amortization [Member]
Intangible Assets [Abstract]
Beginning balance	8,176	10,001
Amortization	1,430	981
Disposal	(219)	(2,462)
Foreign currency translation adjustment	(330)	(344)
Ending balance	$ 9,057	$ 8,176